CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Condensed Consolidated Statements Of Comprehensive Income Loss
Net income (loss)	$ 8,700	$ (75,300)
Other comprehensive income (loss):
Unrealized holding gain (loss) arising during period, net of tax	(4,400)	14,700
Comprehensive income (loss)	$ 4,300	$ (60,600)